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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2007

Check here if Amendment [ ]; Amendment Number:  __________
              This Amendment (Check only one.): [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Costa Brava Partnership III L.P.*
Address:      420 Boylston Street
              Boston, MA 02116

Form 13F File Number:  28-11734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Seth W. Hamot
Title:        Managing member of Roark, Rearden & Hamot LLC, the general partner of Costa Brava Partnership III L.P.
Phone:        (617) 595-4400

Signature, Place, and Date of Signing:

/s/ Seth W. Hamot          Boston, MA                 August 14, 2007
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* Roark, Rearden & Hamot, LLC is the general partner of Costa Brava Partnership III L.P. Seth W. Hamot is the managing member of Roark, Rearden & Hamot, LLC.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name

28-11722                   Roark, Rearden & Hamot Capital Management, LLC

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